STOCK OPTION PLANS (Details 1) - $ / shares	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Stock Options Range of Exercise Price	$ 0.16	$ 0.16	$ 0.16
Number of Stock Option Outstanding/ Exercisable	14,750,000	14,750,000	14,750,000
Weighted-Average Remaining Contractual Life (Years)	8 years 11 months 26 days	7 years 11 months 26 days	6 years 11 months 26 days
Minimum [Member]
Stock Options Range of Exercise Price	$ 0.15	$ 0.15	$ 0.15
Maximum [Member]
Stock Options Range of Exercise Price	$ 0.20	$ 0.20	$ 0.20